Financial instruments (Details 26) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial instruments [Line Items]
Current financial assets at amortised cost	$ 1,357,265	$ 1,497,386
Current, financial assets at fair value through profit or loss	20,931	6,038
Current, total financial assets	1,378,196	1,503,424
Non-current financial assets at amortised cost	2,350	1,957
Non-current, financial assets at fair value through profit or loss	17,056	42,834
Non-current, total financial assets	19,406	44,791
Financial assets at amortised cost	1,359,615	1,499,343
Total, financial assets at fair value through profit or loss	37,987	48,872
Total, total financial assets	291,790	163,269
Cash and cash equivalent [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	556,066	630,438
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	556,066	630,438
Trade receivables due from related parties [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	44,554	59,132
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	44,554	59,132
Total, total financial assets	44,554	59,132
Term deposits [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	291,790	360,941
Non-current financial assets at amortised cost	75	45
Financial assets at amortised cost	291,865	360,986
Loans and receivables, category [member]
Financial instruments [Line Items]
Current financial assets at amortised cost	464,855	446,875
Non-current financial assets at amortised cost	2,275	1,912
Financial assets at amortised cost	467,130	448,787
Hedging assets [Member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	18,238	0
Non-current, financial assets at fair value through profit or loss	13,425	8,910
Total, financial assets at fair value through profit or loss	31,663	8,910
Total, total financial assets	18,238	0
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	2,693	6,038
Non-current, financial assets at fair value through profit or loss	0	0
Total, financial assets at fair value through profit or loss	2,693	6,038
Investments in equity instruments designated at fair value through other comprehensive income [member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	0	0
Non-current, financial assets at fair value through profit or loss	3,631	33,924
Total, financial assets at fair value through profit or loss	$ 3,631	$ 33,924